Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	Access One Trust
Central Index Key	0001301123
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
ACCESS FLEX BEAR HIGH YIELD FUND℠ | ACCESS FLEX BEAR HIGH YIELD FUND INVESTOR CLASS
Prospectus:
Trading Symbol	AFBIX
ACCESS FLEX BEAR HIGH YIELD FUND℠ | ACCESS FLEX BEAR HIGH YIELD FUND SERVICE CLASS
Prospectus:
Trading Symbol	AFBSX
ACCESS FLEX HIGH YIELD FUND℠ | ACCESS FLEX HIGH YIELD FUND INVESTOR CLASS
Prospectus:
Trading Symbol	FYAIX
ACCESS FLEX HIGH YIELD FUND℠ | ACCESS FLEX HIGH YIELD FUND SERVICE CLASS
Prospectus:
Trading Symbol	FYASX